LEASES (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases [Abstract]
LEASES
NOTE 16 – LEASES
The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842) in February 2016 (“Lease Standard”). The amendments are effective for fiscal years beginning after December 15, 2021, for all entities, and interim periods within those fiscal years for public business entities and interim periods within fiscal years beginning after December 15, 2022, for all other entities. The Company adopted this standard on January 1, 2022.
SpringBig elected to take the cumulative transition approach to accounting for the adoption of the Lease Standard. This approach requires entities to apply the ASC 842 requirements in the period of adoption (i.e., assuming an adoption date of January 1, 2022, SpringBig’s comparative financial statements for the years ended December 31,
2022 and 2021 would need to apply ASC 842 only for the year ended December 31, 2022). As of the adoption date of January 1, 2022, the Company recorded ROU assets of $1.1 million and lease liabilities of $1.1 million. A cumulative effect adjustment to equity of $31,000 was recorded as of the adoption date.
The Company leases office facilities in Boca Raton, Florida, Seattle, Washington and Ontario, Canada under non-cancelable operating lease agreements. The leases require monthly payments ranging from $3,000 to $42,000 and expire on various dates through November 2024. In addition to minimum rent, the Company is required to pay a proportionate share of operating expenses under these leases.
In June of 2022, the Company entered into a lease with the current landlord for the Company’s corporate headquarters under which the current leases will be replaced by the new lease on a single floor in the same building as the Company currently occupies. The new lease will commence on the sooner of the day the Company takes occupancy or day of substantial completion of leasehold improvements. Neither of these events had taken place as of March 31, 2023. The new lease term is for 98 months. Monthly rental payments range from $38,000 to $48,000 over the life of the lease.
As of March 31, 2023 and December 31, 2022, the following amounts were presented on SpringBig’s consolidated balance sheets in accordance with the Leasing Standard.
	March 31,	December 31,
	2023	2022
Balance Sheet
Assets:
Right of Use Asset - Operating Lease	$627	$750
Liabilities
Current	422	465
Non-current	233	316
Total Operating Lease Liability	$655	$781
For the three months ended March 31, 2023 and March 31, 2022, the Company’s operating lease cost was $133,000 and $89,000, respectively. Other information pertaining to capitalized assets and liabilities under the leasing standard is as follows.
Three Months Ended March 31, 2023
Other information
Operating lease cost	$133
Operating cash flows paid to operating leases	$126
Right-of-use assets in exchange for new operating lease liabilities	$—
Weighted-average remaining lease term — operating leases (months)	17.90
Weighted-average discount rate — operating leases	5.67%
As of March 31, 2023, the Company’s lease liabilities mature as follows:
Operating Leases
Fiscal Year:
2023	$363
2024	322
Total lease payments	685
Less Imputed Interest	(30)
Present value of lease liabilities	$655

NOTE 18 – LEASES
As discussed in Note 2, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-02, Leases (Topic 842) in February 2016 (“Lease Standard”). The amendments are effective for fiscal years beginning after December 15, 2021, for all entities, and interim periods within those fiscal years for public business entities and interim periods within fiscal years beginning after December 15, 2022, for all other entities. The Company adopted this standard on January 1, 2022.
SpringBig elected to take the cumulative transition approach to accounting for the adoption of the Lease Standard. This approach requires entities to apply the ASC 842 requirements in the period of adoption (i.e., assuming an adoption date of January 1, 2022, SpringBig’s comparative financial statements for the years ended December 31, 2022 and 2021 would need to apply ASC 842 only for the year ended December 31, 2022). As of the adoption date of January 1, 2022, the Company recorded ROU assets of $1.1 million and lease liabilities of $1.1 million. A cumulative effect adjustment to equity of $31,000 was recorded as of the adoption date.
The Company leases office facilities in Boca Raton, Florida, Seattle, Washington and Ontario, Canada under non-cancelable operating lease agreements. The leases require monthly payments ranging from $3,000 to $42,000 and expire on various dates through November 2024. In addition to minimum rent, the Company is required to pay a proportionate share of operating expenses under these leases.
In June of 2022, the Company entered into a lease with the current landlord for the Company’s corporate headquarters under which the current leases will be replaced by the new lease on a single floor in the same building as the Company currently occupies. The new lease will commence on the sooner of the day the Company takes occupancy or day of substantial completion of leasehold improvements. Neither of these events had taken place as of December 31, 2022. The new lease term is for 98 months. Rental payments range from $38,000 to $48,000 over the life of the lease.
Rent expense was approximately $846,000 and $644,000 for the years ended December 31, 2022 and 2021, respectively, which is recorded in general and administrative expenses on the consolidated statement of operations. Of the $846,000 for the year ended December 31, 2022, $515,000 related to operating leases under ASC 842 with the remainder attributable to common area maintenance, taxes, and other charges.
As of December 31, 2022, the following amounts were presented on SpringBig’s consolidated balance sheets in accordance with the Leasing Standard.
Balance Sheet	Year ended December 31, 2022
Assets:
Right of Use Asset - Operating Lease	$750
Liabilities
Current	465
Non-current	316
Total Operating Lease Liability	$781
For the year ending December 31, 2022, the Company’s operating lease cost was $0.5 million. Other information pertaining to capitalized assets and liabilities under the leasing standard is as follows.
Other information
Operating lease cost	$515
Operating cash flows from operating leases	$318
Right-of-use assets obtained in exchange for new operating lease liabilities	$150
Weighted-average remaining lease term - operating leases (months)	20.4
Weighted-average discount rate - operating leases	6%
As of December 31, 2022, the Company’s lease liabilities mature as follows:
Operating Leases
Fiscal Year:
2023	$500
2024	322
Total lease payments	822
Less Imputed Interest	(41)
Present value of lease liabilities	$781